ProFund VP Industrials Investment Objectives and Goals - ProFund VP Industrials	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ProFund VP Industrials
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProFund VP Industrials (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Industrial Select Sector Index (the “Index”).